INTANGIBLE ASSETS - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	$ 102,016
Impairment loss recognized in profit or loss	1,017	$ 80	$ 83
Values at end of year	$ 181,612	$ 102,016
Licenses and internal developments
Disclosure of detailed information about intangible assets [line items]
Useful life	5 years	5 years
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	$ 42,576
Values at end of year	60,023	$ 42,576
Customer relationships and contracts
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	57,255
Values at end of year	$ 86,631	$ 57,255
Customer relationships and contracts | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life	1 year	1 year
Customer relationships and contracts | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life	9 years	9 years
Platforms
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at end of year	$ 32,951
Platforms | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life	4 years
Platforms | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life	8 years
Non-compete agreements
Disclosure of detailed information about intangible assets [line items]
Useful life	3 years	3 years
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	$ 1,049
Values at end of year	1,057	$ 1,049
Cryptocurrencies
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	1,136
Values at end of year	950	1,136
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	188,049	148,164
Additions related to business combinations (note 26.2)	82,255	14,204
Additions from separate acquisitions	9,818	8,532
Additions from internal development	36,871	29,713
Disposals	6,182	12,565
Translation	(1,056)	1
Values at end of year	309,755	188,049	148,164
Cost | Licenses and internal developments
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	99,036	72,538
Additions related to business combinations (note 26.2)	6,730	2,031
Additions from separate acquisitions	8,844	7,316
Additions from internal development	36,871	29,713
Disposals	6,170	12,565
Translation	(10)	3
Values at end of year	145,301	99,036	72,538
Cost | Customer relationships and contracts
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	85,807	74,792
Additions related to business combinations (note 26.2)	41,802	11,017
Additions from separate acquisitions	0	0
Additions from internal development	0	0
Disposals	0	0
Translation	(986)	(2)
Values at end of year	126,623	85,807	74,792
Cost | Platforms
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	0
Additions related to business combinations (note 26.2)	33,370
Additions from separate acquisitions	0
Additions from internal development	0
Disposals	0
Translation	0
Values at end of year	33,370	0
Cost | Non-compete agreements
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	1,990	834
Additions related to business combinations (note 26.2)	353	1,156
Additions from separate acquisitions	131	0
Additions from internal development	0	0
Disposals	0	0
Translation	(60)	0
Values at end of year	2,414	1,990	834
Cost | Cryptocurrencies
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	1,216	0
Additions related to business combinations (note 26.2)	0	0
Additions from separate acquisitions	843	1,216
Additions from internal development	0	0
Disposals	12	0
Translation	0	0
Values at end of year	2,047	1,216	0
Amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	(86,033)	(61,443)
Additions related to business combinations (note 26.2)	47,365
Additions from separate acquisitions		36,654
Impairment loss recognized in profit or loss	1,017	80
Disposals	(4,651)	(12,153)
Translation	(1,621)	9
Values at end of year	(128,143)	(86,033)	(61,443)
Amortization and impairment | Licenses and internal developments
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	(56,460)	(47,360)
Additions related to business combinations (note 26.2)	33,521
Additions from separate acquisitions		21,244
Impairment loss recognized in profit or loss	0	0
Disposals	(4,651)	(12,153)
Translation	(52)	9
Values at end of year	(85,278)	(56,460)	(47,360)
Amortization and impairment | Customer relationships and contracts
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	(28,552)	(13,459)
Additions related to business combinations (note 26.2)	12,945
Additions from separate acquisitions		15,093
Impairment loss recognized in profit or loss	0	0
Disposals	0	0
Translation	(1,505)	0
Values at end of year	(39,992)	(28,552)	(13,459)
Amortization and impairment | Platforms
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	0
Additions related to business combinations (note 26.2)	419
Impairment loss recognized in profit or loss	0
Disposals	0
Translation	0
Values at end of year	(419)	0
Amortization and impairment | Non-compete agreements
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	(941)	(624)
Additions related to business combinations (note 26.2)	480
Additions from separate acquisitions		317
Impairment loss recognized in profit or loss	0	0
Disposals	0	0
Translation	(64)	0
Values at end of year	(1,357)	(941)	(624)
Amortization and impairment | Cryptocurrencies
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	(80)	0
Additions related to business combinations (note 26.2)	0
Additions from separate acquisitions		0
Impairment loss recognized in profit or loss	1,017	80
Disposals	0	0
Translation	0	0
Values at end of year	$ (1,097)	$ (80)	$ 0